8. Deferred and recoverable taxes (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Net operating losses carryforward
Income tax losses	R$ 129,316	R$ 9,149
Negative basis of social contribution	46,555	3,294
Total deferred taxes, net	88,509	(230,861)
Deferred tax assets - noncurrent	276,514	107,159
Deferred tax liabilities - noncurrent	(188,005)	(338,020)
Mileage Program [Member]
Net operating losses carryforward
Total deferred taxes, net	0	9
Allowance For Doubtful Accounts And Other Credits [Member]
Net operating losses carryforward
Total deferred taxes, net	63,585	13,823
Provision For Losses On Vrg's Acquisition [Member]
Net operating losses carryforward
Total deferred taxes, net	143,350	143,350
Provision For Legal Proceedings And Tax Liabilities [Member]
Net operating losses carryforward
Total deferred taxes, net	83,263	17,487
Aircraft Return [Member]
Net operating losses carryforward
Total deferred taxes, net	68,438	32,515
Derivative Transactions Settled [Member]
Net operating losses carryforward
Total deferred taxes, net	9,603	1,635
Tax Benefit Due To Goodwill Incorporation [Member]
Net operating losses carryforward
Total deferred taxes, net	14,588	29,177
Flight Rights [Member]
Net operating losses carryforward
Total deferred taxes, net	(353,226)	(353,226)
Depreciation Of Engines And Parts For Aircraft Maintenance [Member]
Net operating losses carryforward
Total deferred taxes, net	(167,913)	(148,581)
Reversal Of Goodwill Amortization On Vrg's Acquisition [Member]
Net operating losses carryforward
Total deferred taxes, net	(127,659)	(127,659)
Aircraft Leases [Member]
Net operating losses carryforward
Total deferred taxes, net	34,660	30,589
Other Temporary Differences [Member]
Net operating losses carryforward
Total deferred taxes, net	R$ 143,949	R$ 117,577